Summary of Significant Accounting Policies - Summary of Exchange of Currency Rates (Details) (Zhongdehuia (SHENZHEN) Education Development Co., Ltd)	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Period-End RMB [Member]
Foreign currency exchange rate, translation	6.87		6.62
Period-Average RMB [Member]
Foreign currency exchange rate, translation	6.78		6.37
Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member] | Period-End RMB [Member]
Foreign currency exchange rate, translation		6.88		6.51
Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member] | Period-Average RMB [Member]
Foreign currency exchange rate, translation		6.60		6.76